Cover	Jun. 23, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 23, 2023
Entity Registrant Name	Sphere 3D Corp.
City Area Code	647
Local Phone Number	952-5049
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	A6
Entity Address, Country	CA
Entity File Number	001-36532
Entity Tax Identification Number	98-1220792
Entity Address, Address Line One	4 Greenwich Office Park, 1st Floor
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06831
Title of 12(b) Security	Common Shares
Trading Symbol	ANY
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Central Index Key	0001591956